Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION

In December 2007, EFH Corp. established the 2007 Stock Incentive Plan for Key Employees of EFH Corp. and its Affiliates (2007 SIP). We bear the costs of EFH Corp.'s 2007 SIP for applicable management personnel engaged in our business activities. Incentive awards under the 2007 SIP may be granted to directors and officers and qualified managerial employees of EFH Corp. or its subsidiaries or affiliates in the form of non-qualified stock options, stock appreciation rights, restricted shares, deferred shares, shares of common stock, the opportunity to purchase shares of common stock and other awards that are valued in whole or in part by reference to, or are otherwise based on the fair market value of EFH Corp.'s shares of common stock.

Stock-based compensation expense recorded in the years ended December 31, 2011, 2010 and 2009 was as follows:

	Year Ended December 31,
Type of award	2011	2010	2009
Restricted stock units granted to employees	$2	$—	$—
Stock options granted to employees	4	9	5
Other share and share-based awards	(1)	(2)	(1)
Total compensation expense	$5	$7	$4

Restricted Stock Units — Restricted stock unit activity, all of which occurred in 2011, consisted of the issuance of 11.2 million units in exchange for stock options as discussed below, grants of 2.2 million units and forfeitures of 0.4 million units. Restricted stock units vest as common stock of EFH Corp, upon the earlier of September 2014 or a change of control, or on a prorated basis upon certain defined events such as termination of employment. Compensation expense per unit is based on the estimated value of EFH Corp. stock at the grant date, less a marketability discount factor. To determine expense related to units issued in exchange for stock options, the unit value is further reduced by the fair value of the options exchanged. As of December 31, 2011, there was approximately $9.4 million of unrecognized compensation expense related to nonvested restricted stock units expected to be recognized by us through September 2014.

Stock Options — Options to purchase 0.2 million and 9.0 million shares of EFH Corp. common stock were granted to certain of our management employees in 2010 and 2009, respectively. No options were granted in 2011. Of the options granted in 2009, 6.3 million were granted in exchange for previously granted options. The exercise period for vested awards was 10 years from the grant date. The options initially provided the holder the right to purchase EFH Corp. common stock for $5.00 per share. The terms of the options were fixed at grant date. One-half of the options initially granted were to vest solely based upon continued employment over a specific period of time, generally five years, with the options vesting ratably on an annual basis over the period (Time-Based Options). One-half of the options initially granted were to vest based upon both continued employment and the achievement of targeted five-year EFH Corp. EBITDA levels (Performance-Based Options). Prior to vesting, expenses were recorded if the achievement of the EBITDA levels was probable, and amounts recorded were adjusted or reversed if the probability of achievement of such levels changed. Probability of vesting was evaluated at least each quarter. The stock option expense presented in the table above relates to Time-Based Options except for $1.6 million in 2010 related to Performance-Based Options.

In October 2009, in consideration of the then recent economic dislocation and the desire to provide incentives for retention, grantees of Performance-Based Options (excluding named executive officers and a small group of other employees) were provided an offer, which substantially all accepted, to exchange their unvested Performance-Based Options granted under the 2007 SIP with a strike price of $5.00 per share and a vesting schedule through October 2012 for new time-based stock options (Cliff-Vesting Options) with a strike price of $3.50 per share (the then most recent market valuation of each share), with one-half of these options to vest in September 2012 and one-half of these options to vest in September 2014. Additionally, certain named executive officers and a small group of other employees were granted an aggregate 2.0 million Cliff-Vesting Options with a strike price of $3.50 per share, to vest in September 2014, and substantially all of these employees also accepted an offer to exchange half of their unvested Performance-Based Options with a strike price of $5.00 per share and a vesting schedule through December 2012 for new time-based stock options with a strike price of $3.50 per share, to vest in September 2014.

In December 2010, in consideration of the desire to enhance retention incentives, EFH Corp. offered employee grantees of all stock options (excluding named executive officers and a limited number of other employees) the right to exchange their vested and unvested options for restricted stock units payable in shares (at a ratio of two options for each stock unit). The exchange offer closed in late February 2011, and substantially all of our eligible employees accepted the offer, which resulted in the issuance of 6.5 million restricted stock units in exchange for 11.1 million time-based options (including 3.5 million that were vested) and 1.9 million performance-based options (including 1.4 million that were vested).

In October 2011, in consideration of the desire to enhance retention incentives, EFH Corp. offered its named executive officers and a limited number of other officers (including certain of our officers) the right to exchange their vested and unvested options for restricted stock units payable in shares on terms largely consistent with offers made in December 2010 to other employee grantees of stock options. The exchange offer closed in October 2011, and all eligible employees accepted the offer, which resulted in the issuance of 4.6 million restricted stock units in exchange for 7.3 million time-based options (including 3.2 million that were vested) and 1.9 million performance-based options (including 1.8 million that were vested).

The fair value of all options granted was estimated using the Black-Scholes option pricing model and the assumptions noted in the table below. Since EFH Corp. is a private company, expected volatility was based on actual historical experience of comparable publicly-traded companies for a term corresponding to the expected life of the options. The expected life represents the period of time that options granted were expected to be outstanding and was calculated using the simplified method prescribed by the SEC Staff Accounting Bulletin No. 107. The simplified method was used since EFH Corp. did not have stock option history upon which to base the estimate of the expected life and data for similar companies was not reasonably available. The risk-free rate was based on the US Treasury security with terms equal to the expected life of the option as of the grant date.

The weighted average grant-date fair value of the Time-Based Options granted in 2010 and 2009 was $1.36 and $1.32 per option, respectively. The weighted-average grant-date fair value of the Performance-Based Options granted in 2009 ranged from $1.16 to $1.42 depending upon the performance period.

Assumptions supporting the fair values were as follows:

	Year Ended December 31,
	2010	2009	2009
Assumptions:	Time-Based Options		Performance-Based Options
Expected volatility	35%	30%	30%
Expected annual dividend	—	—	—
Expected life (in years)	6.8	6.4 – 7.4	5.6 – 7.6
Risk-free rate	2.99%	2.54% – 3.14%	2.51% – 3.25%

Compensation expense for Time-Based Options is based on the grant-date fair value and recognized over the original vesting period as employees perform services. As of December 31, 2011, there was approximately $6.7 million of unrecognized compensation expense related to nonvested Time-Based Options, which is expected to be recognized ratably over a remaining weighted-average period of approximately one to three years. The exchange of time-based options for restricted stock units was considered a modification of the option award for accounting purposes.

A summary of Time-Based Options activity is presented below:

Time-Based Options Activity in 2011:	Options (millions)	Weighted Average Exercise Price
Total outstanding as of beginning of period	18.7	$4.30
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Exchanged	(18.4)	$4.30
Total outstanding as of end of period (weighted average remaining term of 6 – 10 years)	0.3	$4.30
Exercisable as of end of period (weighted average remaining term of 6 – 10 years)	—	$—
Expected forfeitures	(0.3)	$4.30
Expected to vest as of end of period (weighted average remaining term of 6 – 10 years)	—	$—

Time-Based Options Activity in 2010:	Options (millions)	Weighted Average Exercise Price
Total outstanding as of beginning of period	20.0	$4.34
Granted	0.2	$2.18
Exercised	—	$—
Forfeited	(1.5)	$4.59
Total outstanding as of end of period (weighted average remaining term of 7 - 10 years)	18.7	$4.30
Exercisable as of end of period (weighted average remaining term of 7 - 10 years)	(2.5)	$4.77
Expected forfeitures	(0.1)	$5.00
Expected to vest as of end of period (weighted average remaining term of 7 - 10 years)	16.1	$4.22

Time-Based Options Activity in 2009:	Options (millions)	Weighted Average Exercise Price
Total outstanding as of beginning of period	13.3	$5.00
Granted	8.8	$3.50
Exercised	—	$—
Forfeited	(2.1)	$5.00
Total outstanding as of end of period (weighted average remaining term of 8 - 10 years)	20.0	$4.34
Exercisable as of end of period (weighted average remaining term of 8 - 10 years)	(2.2)	$5.00
Expected forfeitures	(0.1)	$5.00
Expected to vest as of end of period (weighted average remaining term of 8 -10 years)	17.7	$4.25

	2011		2010		2009
Nonvested Time-Based Options Activity:	Options (millions)	Grant-Date Fair Value	Options (millions)	Grant-Date Fair Value	Options (millions)	Grant-Date Fair Value
Total nonvested as of beginning of period	11.7	$1.55	15.5	$1.63	11.0	$2.05
Granted	—	$—	0.2	$1.36	8.8	$1.32
Vested	—	$—	(2.5)	$1.92	(2.2)	$1.93
Forfeited	—	$—	(1.5)	$1.72	(2.1)	$1.84
Exchanged	(11.7)	$1.55	—	$—	—	$—
Total nonvested as of end of period	—	$—	11.7	$1.55	15.5	$1.63

Compensation expense for Performance-Based Options was based on the grant-date fair value and recognized over the requisite performance and service periods for each tranche of options depending upon the achievement of financial performance.

As of December 31, 2011, there was no unrecognized compensation expense related to nonvested Performance-Based Options because the options are no longer expected to vest as a result of exchanges. A total of 2.4 million of the 2008 and 0.9 million of the 2009 Performance-Based Options had vested.

A summary of Performance-Based Options activity is presented below:

Performance-Based Options Activity in 2011:	Options (millions)	Weighted Average Exercise Price
Outstanding as of beginning of period	3.8	$5.00
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Exchanged	(3.8)	$5.00
Total outstanding as of end of period (weighted average remaining term of 6 to 8 years)	—	$—
Exercisable as of end of period (weighted average remaining term of 6 to 8 years)	—	$—
Expected forfeitures	—	$—
Expected to vest as of end of period (weighted average remaining term of 6 to 8 years)	—	$—

Performance-Based Options Activity in 2010:	Options (millions)	Weighted Average Exercise Price
Outstanding as of beginning of period	4.9	$5.00
Granted	—	$—
Exercised	—	$—
Forfeited	(1.1)	$5.00
Exchanged	—	$—
Total outstanding as of end of period (weighted average remaining term of 7 to 10 years)	3.8	$5.00
Exercisable as of end of period (weighted average remaining term of 7 to 10 years)	(0.9)	$5.00
Expected forfeitures	—	$—
Expected to vest as of end of period (weighted average remaining term of 7 to 10 years)	2.9	$5.00

Performance-Based Options Activity in 2009:	Options (millions)	Weighted Average Exercise Price
Outstanding as of beginning of period	13.1	$5
Granted	0.2	$3.5
Exercised	—	$—
Forfeited	(2.1)	$5
Exchanged	(6.3)	$5
Total outstanding as of end of period (weighted average remaining term of 8 to 10 years)	4.9	$5
Exercisable as of end of period (weighted average remaining term of 8 to 10 years)	(2.4)	$5
Expected forfeitures	(0.1)	$5
Expected to vest as of end of period (weighted average remaining term of 8 to 10 years)	2.4	$5

	2011		2010		2009
Nonvested Performance-Based Nonvested Options Activity:	Options (millions)	Grant-Date Fair Value	Options (millions)	Grant-Date Fair Value	Options (millions)	Grant-Date Fair Value
Total nonvested as of beginning of period	0.5	$1.16 - 2.01	2.5	$1.16 – 2.01	13.1	$1.73 – 2.25
Granted	—	—	—	—	0.2	$1.16 – 1.42
Vested	—	—	(0.9)	$1.77 – 1.87	(2.4)	$1.73 – 2.25
Forfeited	—	—	(1.1)	$1.65 – 1.87	(2.1)	$1.77 – 1.92
Exchanged	(0.5)	$1.16 - 2.01	—	—	(6.3)	$1.13 – 2.25
Total nonvested as of end of period	—	$1.16 - 2.01	0.5	$1.16 – 2.01	2.5	$1.16 – 2.01

Other Share and Share-Based Awards — In 2008, EFH Corp. granted 1.75 million deferred share awards, each of which represents the right to receive one share of EFH Corp. stock, to certain of our management employees who agreed to forego share-based awards that vested at the Merger date. The deferred share awards are fully vested and are payable in cash or stock upon the earlier of a change of control or separation of service. No expense was recorded in 2008 related to these awards. An additional 150 thousand deferred share awards were granted to certain of our management employees in 2008, which are payable in cash or stock, all of which have since vested or have been surrendered upon termination of employment. Expenses recognized in 2010 and 2009 related to these grants totaled $0.1 million and $0.4 million, respectively. The deferred share awards are accounted for as liability awards; therefore, the effects of changes in estimated value of EFH Corp. shares are recognized in earnings. As a result of the decline in estimated value of EFH Corp. shares, share-based compensation expense in 2011, 2010 and 2009 was reduced by $1.0 million, $1.9 million and $1.4 million, respectively.